Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
Summary of Short-Term Investments
As of December 31, 2020 and 2021, the Company’s short-term investments are comprised of the following:

	As of
	December 31, 2020	December 31, 2021
Time Deposits (maturity dates between 3 – 12 months)	—	105,199
Wealth management products	354,847	192,900
Publicly traded equity security	36,186	—
Non-marketable equity securities (1)	—	44,918

Total short-term investments	391,033	343,017

Summary of Long-Term Investment
As of December 31, 2020 and 2021, the Company’s long-term investment in equity securities are comprised of the following:

	As of
	December 31, 2020	December 31, 2021
Non-marketable equity securities (1)	55,300	—
Equity method investments (2)	27,589	1,416

Total long-term equity investments	82,889	1,416